Basis of Presentation and Summary of Significant Accounting Policies Trade Loans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 10.7	$ 10.8	$ 10.7
Total loans outstanding, net of allowances	42.6	48.4
Total delinquent loans	12.1	12.5
Rollforward of the allowance for credit losses
Balance beginning	9.1	10.1
Additions charged to expense	4.1	5.4
Write-offs	(7.2)	(6.2)
Foreign currency and other adjustments	0.2	(0.2)
Balance ending	6.2	9.1	10.1
U.K.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income	$ 6.3	$ 6.7	$ 8.3